INVESTMENT PROPERTIES - SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY (Details) - USD ($)		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Beginning balance		$ 514,172,281	$ 449,036,633	$ 428,275,741
Additions		27,009,666	33,704,768	47,774,104
Disposal of investment property	$ (17,634,208)	0	(17,634,208)	(9,273,000)
Gain on valuation of investment properties		32,347,462	20,151,026	3,525,692
Foreign currency translation effect		(19,010,545)	28,914,062	(21,265,904)
Ending balance		$ 554,518,864	$ 514,172,281	$ 449,036,633